Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
Schedule of Revenue from Contracts with Customers
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD

Revenue from subscriptions	23,983,378	11,396,668
Revenue from advertisement (1)	4,455,020	5,266,208
Revenue from live events	1,358,884	2,240,835
	29,797,282	18,903,711
Goods and services transferred at a point in time	5,813,904	7,511,639
Goods and services transferred over time	23,983,378	11,392,072
	29,797,282	18,903,711
(1)	Revenue from advertisement include barter transactions amounting to USD 476,612 (2023: USD nil)